Commitments and Contingencies - Additional Information (Details) - Funding Commitments to Shanghai East Normal University Education Development Fund for Mathematics Specialized Fund Purpose
¥ in Thousands, $ in Thousands
12 Months Ended
	Feb. 29, 2020 CNY (¥) Tranche	Feb. 29, 2020 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)
Other Commitments [Line Items]
Funding commitments	¥ 100,000
Funding commitments recorded as accrued expenses	¥ 25,000	$ 3,576
Funding commitments obligation period	5 years
Number of tranches for funding commitments fund | Tranche	5
First Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses					¥ 10,000
Second Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses				¥ 15,000
Third Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses			¥ 20,000
Fourth Tranche
Other Commitments [Line Items]
Funding commitments obligation, due current	¥ 25,000